Fair value of assets and liabilities - Sensitivity analysis of level 3 instruments (Details) - Level 3 - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	€ 50	€ 69
Negative fair value movements from using reasonable possible alternatives	(27)	(80)
Total debt securities at fair value through profit or loss | Equity (equity derivatives, structured notes)
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	20	18
Negative fair value movements from using reasonable possible alternatives	(14)	(9)
Total debt securities at fair value through profit or loss | Interest rates (Rates derivatives, FX derivatives)
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	6	3
Negative fair value movements from using reasonable possible alternatives	(1)	0
Total debt securities at fair value through profit or loss | Credit (Debt securities, Loans, structured notes, credit derivatives)
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	23	45
Negative fair value movements from using reasonable possible alternatives	(8)	(54)
Total debt securities at fair value through profit or loss | Loans and advances
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	2	3
Negative fair value movements from using reasonable possible alternatives	€ (3)	€ (17)